Fair Value Measurement (Details)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement (Details) [Line Items]
Interest rate	0.12%
Expected volatility	50.00%
Minimum [Member]
Fair Value Measurement (Details) [Line Items]
Interest rate	0.90%
Expected volatility	53.20%
Maximum [Member]
Fair Value Measurement (Details) [Line Items]
Interest rate	1.20%
Expected volatility	56.00%